COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Additional Information (Details) $ in Millions	3 Months Ended	18 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 16, 2022 USD ($) batch	Sep. 16, 2022 USD ($)	Jun. 17, 2022 USD ($)	Mar. 18, 2022 USD ($)	Dec. 17, 2021 USD ($)	Sep. 17, 2021 USD ($)	Jun. 18, 2021 USD ($)
Disclosure of detailed information about borrowings [abstract]
Funding advances from collaborator principal amount	$ 250.0	$ 3.6	$ 60.5	$ 60.9	$ 5.3	$ 49.3	$ 53.1	$ 17.3
Interest accrued on funding advances	$ 36.4
Interest rate margin percentage	2.50%
Number of batches of funding advances | batch		7